Employee Benefits Expense	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Employee Benefits Expense
27.	EMPLOYEE BENEFITS EXPENSE.

Employee expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(100,653,880)	(100,938,761)	(115,982,152)
Post-employment benefit obligations expense	(2,091,205)	(1,899,660)	(2,282,226)
Social security and other contributions	(18,758,692)	(21,260,007)	(18,290,343)
Total	(121,503,777)	(124,098,428)	(136,554,721)